UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc. (formerly Scudder International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Emerging Markets Equity Fund

(formerly Scudder Emerging Markets Fund)

	Shares	Value ($)

Common Stocks 93.7%
Austria 1.2%
Erste Bank der Oesterreichischen Sparkassen AG* (Cost $3,692,318)	66,800	3,675,468
Bermuda 0.7%
Credicorp Ltd. (Cost $1,814,731)	68,800	2,050,240
Brazil 12.0%
Banco Bradesco SA (ADR) (Preferred) (a)	89,600	3,578,624
Banco Nossa Caixa SA*	76,700	1,837,749
Braskem SA "A" (Preferred)	192,900	1,484,249
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	140,800	6,248,704
Diagnosticos da America SA*	57,600	1,445,208
EDP - Energias do Brasil SA	139,200	2,107,508
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	64,500	1,947,255
Natura Cosmeticos SA	11,700	616,207
Petroleo Brasileiro SA (ADR)	124,500	11,765,250
Tele Norte Leste Participacoes SA (ADR) (Preferred) (a)	170,600	3,029,856
Votorantim Celulose e Papel SA (ADR) (a)	206,750	2,578,172

(Cost $22,927,474)		36,638,782
Chile 0.4%
Inversiones Aguas Metropolitanas SA (ADR) 144A* (Cost $1,106,505)	60,300	1,220,275
China 4.0%
China Construction Bank "H"*	5,157,000	2,030,810
China Petroleum & Chemical Corp. "H"	5,544,000	3,407,521
China Shenhua Energy Co., Ltd. "H"*	1,228,500	1,637,184
PetroChina Co., Ltd. "H"	2,704,000	2,681,814
PetroChina Co., Ltd. (ADR) (a)	13,100	1,310,262
SINA Corp.* (a)	43,900	1,021,553

(Cost $8,978,867)		12,089,144
Hong Kong 2.2%
China Mobile (Hong Kong) Ltd. (ADR)	135,800	3,340,680
China Resources Power Holdings Co., Ltd.	2,028,000	1,311,476
Norstar Founders Group Ltd.	5,296,800	1,989,313

(Cost $4,708,771)		6,641,469
Hungary 1.0%
MOL Magyar Olaj-es Gazipari Rt. (Cost $2,633,231)	28,500	2,962,977
India 3.9%
Bharti Tele-Ventures Ltd.*	453,500	3,846,595
Hotel Leelaventure Ltd.	137,900	1,017,257
Infosys Technologies Ltd.	36,900	2,413,448
Ranbaxy Laboratories Ltd.	132,200	1,187,178
Reliance Capital Ventures Ltd.*	89,900	12,316
Reliance Communications Ventures*	89,900	366,639

Reliance Energy Ventures Ltd.*	89,900	69,159
Reliance Industries Ltd.	89,900	1,454,190
Reliance Natural Resources Ltd.*	89,900	6,632
Sintex Industries Ltd.	406,035	1,536,722

(Cost $9,290,122)		11,910,136
Indonesia 2.8%
PT Indosat Tbk	873,400	540,632
PT Indosat Tbk (ADR) (a)	57,700	1,795,624
PT Medco Energi Internasional Tbk	4,910,500	2,043,858
PT Telekomunikasi Indonesia "B"	3,234,000	2,174,407
PT Telekomunikasi Indonesia (ADR)	76,200	2,109,216

(Cost $6,580,607)		8,663,737
Israel 1.5%
NICE Systems Ltd. (ADR)*	28,100	1,481,713
Teva Pharmaceutical Industries Ltd. (ADR)	75,000	3,197,250

(Cost $3,504,413)		4,678,963
Korea 18.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	49,800	1,226,092
Hana Financial Group, Inc.*	36,057	1,767,995
Hynix Semiconductor, Inc.*	22,600	873,871
Hynix Semiconductor, Inc. (GDR) (REG S) 144A*	60,800	2,310,400
Hyundai Mobis	22,400	1,938,942
Hyundai Motor Co.	25,270	2,284,294
INTOPS Co., Ltd.	54,900	2,094,355
Kookmin Bank (ADR)	45,700	3,644,118
LG Electronics, Inc.	32,090	2,777,707
NEPES Corp.*	455	8,514
POSCO	3,880	886,892
POSCO (ADR)	66,800	3,833,652
Samsung Electronics Co., Ltd.	21,700	16,646,452
Samsung SDI Co., Ltd.	17,730	1,779,157
Shinhan Financial Group Co., Ltd.	89,400	3,804,354
SK Corp.	65,900	4,064,739
SODIFF Advanced Materials Co., Ltd.	63,300	1,145,063
Ssangyong Motor Co.*	282,500	2,278,391
STX Pan Ocean Co., Ltd.*	2,502,300	1,376,226

(Cost $38,532,622)		54,741,214
Luxembourg 0.5%
Tenaris SA (ADR) (Cost $1,158,804)	9,700	1,575,765
Malaysia 2.5%
IJM Corp. Bhd.	833,000	994,184
Resorts World Bhd.	1,114,300	3,720,579
SP Setia Bhd.	1,719,300	1,632,146
Starhill Real Estate Investment Trust (REIT)*	4,321,600	1,175,318
YTL Corp. Bhd.	127,700	171,965

(Cost $7,442,228)		7,694,192
Mexico 4.0%
America Movil SA de CV "L" (ADR)	179,100	6,041,043
Fomento Economico Mexicano SA de CV (ADR)	34,900	2,734,066
Grupo Televisa SA (ADR)	34,000	2,840,700

Qualitas Compania de Seguros	1,921,300	515,316

(Cost $7,992,458)		12,131,125
Peru 0.9%
Compania de Minas Buenaventura SA (ADR) (Cost $2,116,057)	92,800	2,572,416
Philippines 2.0%
Philippine Long Distance Telephone Co. (ADR) (a)	115,900	4,148,061
SM Investments Corp.	389,750	1,795,910

(Cost $4,931,724)		5,943,971
Russia 7.5%
Evraz Group SA (GDR) (REG S)	92,163	1,889,342
LUKOIL (ADR)	43,600	3,335,400
Mobile TeleSystems (ADR)	87,900	3,294,492
Novolipetsk Steel (GDR) 144A*	153,636	2,788,493
OAO Gazprom (ADR) ((REG S)(b)	9,700	830,320
OAO Gazprom (ADR) (REG S) (b)	60,400	5,170,240
Pyaterochka Holding NV (GDR) 144A*	94,700	1,486,790
Surgutneftegaz (ADR) (a)	59,600	4,094,520

(Cost $16,074,896)		22,889,597
South Africa 9.0%
ABSA Group Ltd.	141,100	2,605,675
Gold Fields Ltd.	90,100	2,111,428
Lewis Group Ltd.	720,600	6,333,717
MTN Group Ltd.	304,300	3,168,798
Naspers Ltd. "N"	163,600	3,509,861
Network Healthcare Holdings Ltd.*	1,219,000	1,647,596
Sasol Ltd.	57,700	2,371,037
Steinhoff International Holdings Ltd. *	936,500	3,254,838
Truworths International Ltd.	580,800	2,448,955

(Cost $18,015,008)		27,451,905
Taiwan 13.4%
Asustek Computer, Inc.	1,552,000	5,110,289
AU Optronics Corp. (ADR) (a)	185,827	2,841,295
Bank of Kaohsiung	3,791,000	1,897,315
Cathay Financial Holding Co., Ltd.	1,165,000	2,171,568
Chunghwa Telecom Co., Ltd. (ADR)	97,000	1,806,140
Hon Hai Precision Industry Co., Ltd.	359,914	2,439,699
Powerchip Semiconductor Corp.	4,884,000	3,181,442
Quanta Computer, Inc.	425,904	629,264
Siliconware Precision Industries Co.	1,177,021	1,717,023
Silitech Technology Corp.	434,000	2,143,159
SinoPac Financial Holdings Co., Ltd.	5,587,000	2,920,176
Taiwan Semiconductor Manufacturing Co., Ltd.	1,680,293	3,370,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	379,758	4,101,386
United Microelectronics Corp.	1,836,527	1,049,462
United Microelectronics Corp. (ADR) (a)	385,361	1,263,984
XAC Automation Corp.	668,000	591,444
Yang Ming Marine Transport	2,229,000	1,364,101
Yuanta Core Pacific Securities Co.	3,369,093	2,302,965

(Cost $36,734,135)		40,900,901
Thailand 3.1%
Airports of Thailand PCL (Foreign Registered)	644,700	852,865
Bangkok Bank PCL (Foreign Registered)	639,300	2,036,301

Bangkok Expressway PCL (Foreign Registered)	841,700	510,252
Krung Thai Bank PCL (Foreign Registered)	5,004,400	1,555,439
Thai Oil PCL (Foreign Registered)	898,600	1,546,525
Thai Union Frozen Products PCL (Foreign Registered)	1,341,300	1,076,692
True Corp. PCL (Foreign Registered)*	6,609,800	1,901,612

(Cost $7,926,739)		9,479,686
Turkey 3.1%
Dogus Otomotiv Servis ve Ticaret AS	225,890	1,471,150
Hurriyet Gazetecilik ve Matbaacilik AS	439,109	1,828,928
Turkcell Iletisim Hizmetleri AS (ADR)	189,164	3,293,345
Turkiye Is Bankasi (Isbank) "C"	186,200	1,692,087
Turkiye Vakiflar Bankasi TAO "D"*	204,800	1,271,761

(Cost $6,412,925)		9,557,271

Total Common Stocks (Cost $212,574,635)		285,469,234
Preferred Stock 0.6%
Brazil
Perdigao SA (Cost $783,642)	38,870	1,704,516

	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce * (Cost $0)	62,800	1,383

	Shares	Value ($)

Exchange Traded Funds 1.9%
Taiwan 1.4%
iShares MSCI Taiwan Index Fund (a) (Cost $3,917,795)	328,800	4,438,800
United States 0.5%
iShares MSCI Emerging Markets Index (a) (Cost $1,343,785)	14,900	1,501,622

Total Exchange Traded Funds (Cost $5,261,580)		5,940,422
Securities Lending Collateral 8.0%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $24,309,058)	24,309,058	24,309,058
Cash Equivalents 3.7%
United States
Cash Management QP Trust, 4.33% (e) (Cost $11,243,495)	11,243,495	11,243,495

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 254,172,410)	107.9	328,668,108
Other Assets and Liabilities, Net	(7.9)	(24,007,717)

Net Assets	100.0	304,660,391

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $23,659,569 which is 7.8% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2006, the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector		As a % of Common &
	Market Value ($)	Preferred Stocks
Information Technology	59,845,806	20.8%
Energy	47,166,860	16.4%
Financials	45,973,651	16.0%
Telecommunication Services	40,857,140	14.2%
Consumer Discretionary	34,916,925	12.2%
Materials	28,631,168	10.0%
Industrials	11,198,554	3.9%
Consumer Staples	7,618,271	2.7%
Health Care	7,477,232	2.6%
Utilities	3,488,143	1.2%
Total	287,173,750	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006